UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07723
Investment Company Act File Number

Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.68%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 17.45%(1)
Merck KGaA	246,000	$23,197,771	2.06%
Novartis AG	852,000	47,336,894	4.20
Roche Holding AG	325,000	53,102,563	4.71
Shire PLC ADR	832,600	49,015,162	4.35
Teva Pharmaceutical Industries, Ltd. ADR	455,000	24,019,450	2.13

		$196,671,840	17.45%

Major Capitalization - Far East — 2.74%(1)
Shionogi & Co., Ltd.	1,437,300	$30,874,586	2.74%

		$30,874,586	2.74%

Major Capitalization - North America — 35.55%(1)
Allergan, Inc.	465,000	$27,030,450	2.40%
Amgen, Inc.(2)	967,000	54,490,450	4.84
Baxter International, Inc.	653,000	35,621,150	3.16
Bristol-Myers Squibb Co.	1,621,000	41,027,510	3.64
Genzyme Corp.(2)	860,000	43,602,000	3.87
Gilead Sciences, Inc.(2)	950,000	43,747,500	3.88
Hospira, Inc.(2)	280,000	13,146,000	1.17
Johnson & Johnson	1,000,000	62,840,000	5.58
St. Jude Medical, Inc.(2)	180,000	6,607,800	0.59
Thermo Fisher Scientific, Inc.(2)	586,000	27,676,780	2.46
Vertex Pharmaceuticals, Inc.(2)	1,150,000	44,643,000	3.96

		$400,432,640	35.55%

Small & Mid Capitalization - Europe — 3.52%(1)
Elan Corp. PLC ADR(2)	3,800,000	$24,016,000	2.13%
Genmab AS(2)	302,900	4,622,985	0.41
Nobel Biocare Holding AG	370,000	11,025,577	0.98

		$39,664,562	3.52%

Small & Mid Capitalization - Far East — 5.98%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	735,000	$20,519,196	1.82%
Sawai Pharmaceutical Co., Ltd.	410,000	23,428,234	2.08
Towa Pharmaceutical Co., Ltd.	470,000	23,454,227	2.08

		$67,401,657	5.98%

Small & Mid Capitalization - North America — 32.44%(1)
Aetna, Inc.	570,000	$16,592,700	1.47%
Alexion Pharmaceuticals, Inc.(2)	465,000	21,087,750	1.87
Align Technology, Inc.(2)	1,407,600	23,028,336	2.04
Allos Therapeutics, Inc.(2)	2,883,000	18,653,010	1.66
BioMarin Pharmaceutical, Inc.(2)	1,302,000	21,496,020	1.91
Cubist Pharmaceuticals, Inc.(2)	1,153,100	19,233,708	1.71
Dendreon Corp.(2)	820,000	22,418,800	1.99
Endo Pharmaceuticals Holdings, Inc.(2)	1,739,800	38,327,794	3.40
Genomic Health, Inc.(2)	663,100	12,605,531	1.12
Gen-Probe, Inc.(2)	602,300	25,109,887	2.23
InterMune, Inc.(2)	989,900	10,631,526	0.94
Masimo Corp.(2)	707,100	18,639,155	1.65
Medicines Co.(2)	1,159,000	9,086,560	0.81
Mylan, Inc.(2)	1,150,000	20,550,500	1.82
NPS Pharmaceuticals, Inc.(2)	2,385,000	7,512,750	0.68
OSI Pharmaceuticals, Inc.(2)	575,000	19,153,250	1.70
United Therapeutics Corp.(2)	600,000	27,354,000	2.43
UnitedHealth Group, Inc.	580,000	16,628,600	1.48

1

			Percentage of
Security	Shares	Value	Net Assets
WellPoint, Inc.(2)	320,000	$17,289,600	1.53%

		$365,399,477	32.44%

Total Common Stocks (identified cost $999,364,152)		$1,100,444,762

Convertible Preferred Stocks — 1.97%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization - North America — 1.97%(1)
Mylan, Inc., 6.50%	20,000	$22,244,200	1.97%

		$22,244,200	1.97%

Total Convertible Preferred Stocks (identified cost $16,575,000)		$22,244,200

Call Options — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00

				$0	0.00%

Total Call Options (identified cost $0)				$0

Total Investments (identified cost $1,015,939,152)				$1,122,688,962	99.65%

Other Assets, Less Liabilities				$3,934,834	0.35%

Net Assets				$1,126,623,796	100.00%

ADR	-	American Depositary Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

2

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,015,770,520

Gross unrealized appreciation	$207,505,111
Gross unrealized depreciation	(100,586,669)

Net unrealized appreciation	$106,918,442

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$73,034,612	$123,637,228		$—	$196,671,840
Major Capitalization - Far East	—	30,874,586		—	30,874,586
Major Capitalization - North America	400,432,640	—		—	400,432,640
Small & Mid Capitalization - Europe	24,016,000	15,648,562		—	39,664,562
Small & Mid Capitalization - Far East	—	67,401,657		—	67,401,657
Small & Mid Capitalization - North America	365,399,477	—		—	365,399,477

Total Common Stocks	$862,882,729	$237,562,033	*	$—	$1,100,444,762

Convertible Preferred Stocks
Small & Mid Capitalization - North America	$22,244,200	$—		$—	$22,244,200

Total Convertible Preferred Stocks	$22,244,200	$—		$—	$22,244,200

Call Options	$—	$—		$0	$0

Total Investments	$885,126,929	$237,562,033		$0	$1,122,688,962

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

3

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Call Options
Balance as of August 31, 2009	$13
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(13)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of November 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investment still held as of November 30, 2009	$(13)

All Level 3 investments held at November 30, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel Isaly

Samuel D. Isaly
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel Isaly

Samuel D. Isaly
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010